UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1018

Dreyfus Founders Funds, Inc. -------------------------------------------------------------- (Exact name of registrant as specified in charter)

210 University Boulevard, Suite 800, Denver, Colorado 80206 -------------------------------------------------------------- (Address of principal executive offices) (Zip code)

Kenneth R. Christoffersen, Esq. 210 University Boulevard, Suite 800, Denver, Colorado 80206 -------------------------------------------------------------- (Name and address of agent for service)

Registrant's telephone number, including area code: 303-394-4404

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments

STATEMENT OF INVESTMENTS
Dreyfus Founders Discovery Fund
September 30, 2008 (Unaudited)

Common Stocks--96.7%	Shares	Value ($)

Aerospace & Defense--1.0%
ManTech International, Cl. A	27,710 a	1,642,926
Air Freight & Logistics--2.1%
Forward Air	37,740	1,027,660
UTi Worldwide	147,010	2,502,110
		3,529,770
Apparel Retail--1.0%
bebe Stores	103,230	1,008,557
DSW, Cl. A	55,410 a	759,117
		1,767,674
Application Software--1.2%
Concur Technologies	35,650 a	1,363,969
Informatica	57,790 a	750,692
		2,114,661
Biotechnology--5.7%
Acorda Therapeutics	32,500 a	775,125
Alexion Pharmaceuticals	41,540 a	1,632,522
Alnylam Pharmaceuticals	57,020 a	1,650,729
Celera Corporation	108,940 a	1,683,123
Enzon Pharmaceuticals	130,070 a	959,917
Incyte	47,907 a	366,489
Pharmasset	25,972 a	518,141
Regeneron Pharmaceuticals	32,310 a	705,327
United Therapeutics	12,650 a	1,330,400
		9,621,773
Casinos & Gaming--1.9%
WMS Industries	107,830 a	3,296,363
Communications Equipment--2.7%
BigBand Networks	102,740 a	379,111
Blue Coat Systems	34,860 a	494,663
Neutral Tandem	102,130 a	1,893,490
OpNext	240,940 a	1,105,915
Polycom	32,510 a	751,956
		4,625,135
Construction & Engineering--1.3%
Quanta Services	80,120 a	2,164,041
Construction, Farm Machinery & Heavy Trucks--.9%
Bucyrus International, Cl. A	34,384	1,536,277
Consumer Finance--1.5%
Cardtronics	81,950 a	644,127
EZCORP, Cl. A	99,560 a	1,871,728
		2,515,855
Data Processing & Outsourced Services--3.3%
Metavante Technologies	79,380 a	1,528,859
NeuStar, Cl. A	204,110 a	4,059,748
		5,588,607
Electronic Equipment & Instruments--.7%
Cogent	119,890 a	1,225,276
Electronic Manufacturing Services--.5%
IPG Photonics	46,230 a	901,947
Environmental & Facilities Services--1.0%
Clean Harbors	24,530 a	1,657,001

Food Distributors--1.0%
Spartan Stores	70,120	1,744,586
Food Retail--1.4%
Ruddick	74,660	2,422,717
Footwear--1.1%
Skechers USA, Cl. A	50,890 a	856,479
Steven Madden	44,270 a	1,097,011
		1,953,490
Health Care Distributors--.8%
PSS World Medical	72,940 a	1,422,330
Health Care Equipment--13.1%
ArthroCare	67,650 a	1,875,258
CONMED	89,040 a	2,849,280
Exactech	26,520 a	589,805
Integra LifeSciences Holdings	55,150 a	2,428,255
Natus Medical	65,980 a	1,495,107
NuVasive	34,610 a	1,707,311
PerkinElmer	50,570	1,262,733
Resmed	84,540 a	3,635,220
Thoratec	41,460 a	1,088,325
Volcano	87,410 a	1,511,319
Wright Medical Group	122,160 a	3,718,550
		22,161,163
Health Care Technology--.5%
Phase Forward	42,160 a	881,566
Industrial Machinery--1.1%
Actuant, Cl. A	73,280	1,849,587
Internet Software & Services--3.4%
j2 Global Communications	62,220 a	1,452,837
Marchex, Cl. B	97,660	1,004,921
SkillSoft, ADR	318,660 a	3,333,184
		5,790,942
IT Consulting & Other Services--3.5%
CACI International, Cl. A	83,770 a	4,196,877
Ness Technologies	150,200 a	1,722,794
		5,919,671
Leisure Products--.7%
Polaris Industries	27,350	1,244,151
Life Sciences Tools & Services--6.7%
Bio-Rad Laboratories, Cl. A	30,980 a	3,070,738
Life Sciences Research	17,600 a	616,000
PAREXEL International	76,720 a	2,198,795
Thermo Fisher Scientific	66,410 a	3,652,550
Varian	40,080 a	1,719,432
		11,257,515
Movies & Entertainment--3.3%
Lions Gate Entertainment	428,280 a	3,897,348
Playboy Enterprises, Cl. B	126,650 a	499,001
RHI Entertainment	78,970 a	1,176,653
		5,573,002
Multi-Line Insurance--1.6%
Arch Capital Group	36,200 a	2,643,686
Oil & Gas Equipment & Services--6.5%
Cal Dive International	131,590 a	1,394,854
Dril-Quip	63,800 a	2,768,282
ENGlobal	63,600 a	843,972
Hornbeck Offshore Services	57,130 a	2,206,361
ION Geophysical	103,910 a	1,474,483

NATCO Group, Cl. A	59,440 a	2,388,299
		11,076,251
Oil & Gas Exploration & Production--4.7%
Arena Resources	60,520 a	2,351,202
Berry Petroleum, Cl. A	52,440	2,031,001
Penn Virginia	42,880	2,291,507
Rex Energy	83,180 a	1,310,917
		7,984,627
Paper Packaging--1.2%
Packaging Corp. of America	88,020	2,040,304
Personal Products--3.8%
Alberto-Culver	128,940	3,512,326
NBTY	57,810 a	1,706,551
Nu Skin Enterprises, Cl. A	79,300	1,286,246
		6,505,123
Pharmaceuticals--2.3%
Covance	34,300 a	3,032,463
XenoPort	18,237 a	884,312
		3,916,775
Property & Casualty Insurance--1.8%
ProAssurance	26,280 a	1,471,680
RLI	25,260	1,568,393
		3,040,073
Publishing--.7%
Interactive Data	46,470	1,171,973
Regional Banks--.7%
IBERIABANK	23,480	1,240,918
Restaurants--3.1%
P.F. Chang's China Bistro	36,620 a	862,035
Panera Bread, Cl. A	25,570 a	1,301,513
Papa John's International	112,440 a	3,053,870
		5,217,418
Research & Consulting Services--2.1%
Exponent	49,820 a	1,648,544
Huron Consulting Group	33,610 a	1,915,098
		3,563,642
Security & Alarm Services--.8%
Cornell	51,990 a	1,413,088
Semiconductors--1.9%
Diodes	43,110 a	795,380
Microsemi	51,980 a	1,324,450
ON Semiconductor	152,380 a	1,030,089
		3,149,919
Specialty Stores--.8%
Tractor Supply	34,300 a	1,442,315
Technology Distributors--.9%
Mellanox Technologies	154,360 a	1,594,539
Trading Companies & Distributors--.9%
MSC Industrial Direct, Cl. A	32,630	1,503,264
Trucking--1.5%
Landstar System	45,780	2,017,067
Werner Enterprises	26,540	576,183
		2,593,250
Total Common Stocks
(cost $170,416,332)		164,505,191

Other Investment--3.5%

Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,880,000)	5,880,000 [b]	5,880,000

Total Investments (cost $176,296,332)	100.2%	170,385,191
Liabilities, Less Cash and Receivables	(.2%)	(397,934)
Net Assets	100.0%	169,987,257

a	Non-income producing security.

b	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $176,296,332.

Net unrealized depreciation on investments was $5,911,141 of which $6,977,265 related to appreciated investment securities and $12,888,406 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	170,385,191		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	170,385,191		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Founders Equity Growth Fund
September 30, 2008 (Unaudited)

Common Stocks--94.4%	Shares	Value ($)

Advertising--.5%
Omnicom Group	51,339	1,979,632
Aerospace & Defense--.3%
Precision Castparts	16,728	1,317,832
Air Freight & Logistics--.8%
FedEx	37,777	2,985,894
Apparel Retail--2.2%
Gap	274,955	4,888,700
Limited Brands	220,278	3,815,215
		8,703,915
Application Software--.4%
Autodesk	49,180 a	1,649,989
Asset Management & Custody Banks--1.3%
Janus Capital Group	207,017	5,026,373
Biotechnology--2.3%
BioMarin Pharmaceutical	227,888 a	6,036,753
Gilead Sciences	62,489 a	2,848,249
		8,885,002
Communications Equipment--4.0%
Cisco Systems	447,128 a	10,087,208
Research In Motion	14,474 a	988,574
QUALCOMM	99,648	4,281,875
		15,357,657
Computer & Electronics Retail--2.3%
Best Buy	121,882	4,570,575
GameStop, Cl. A	129,375 a	4,425,919
		8,996,494
Computer Hardware--4.3%
Apple	83,494 a	9,489,928
Hewlett-Packard	151,135	6,988,482
		16,478,410
Computer Storage & Peripherals--1.2%
EMC	394,773 a	4,721,485
Construction & Farm Machinery & Heavy Trucks--.6%
Deere & Co.	50,158	2,482,821
Data Processing & Outsourced Services--.5%
Visa, Cl. A	32,204	1,977,004
Department Stores--.4%
Nordstrom	59,592	1,717,441
Diversified Metals & Mining--.9%
Freeport-McMoRan Copper & Gold	61,338	3,487,065
Drug Retail--.8%
CVS Caremark	86,908	2,925,323
Education Services--1.4%
Apollo Group, Cl. A	88,583 a	5,252,972
Electrical Components & Equipment--.8%
Energy Conversion Devices	52,423 a	3,053,640
Electronic Equipment & Instruments--1.9%
Agilent Technologies	242,421 a	7,190,207
Environmental & Facilities Services--2.0%
Waste Management	242,280	7,629,397
Fertilizers & Agricultural Chemicals--1.0%
Monsanto	38,669	3,827,458
Health Care Equipment--1.5%
Covidien	107,347	5,770,974
Home Entertainment Software--2.9%
Activision Blizzard	288,588 a	4,452,913
Electronic Arts	180,014 a	6,658,718
		11,111,631
Home Improvement Retail--1.2%
Home Depot	183,188	4,742,737
Household Products--1.2%
Procter & Gamble	68,703	4,787,912

Hypermarkets & Super Centers--2.7%
Wal-Mart Stores	176,215	10,553,516
Industrial Machinery--1.7%
Dover	161,310	6,541,121
Integrated Oil & Gas--3.7%
Chevron	64,253	5,299,587
Exxon Mobil	97,655	7,583,887
Hess	19,545	1,604,254
		14,487,728
Integrated Telecommunication Services--1.1%
Verizon Communications	131,876	4,231,901
Internet Retail--.9%
Amazon.com	49,638 a	3,611,661
Internet Software & Services--3.2%
Akamai Technologies	216,952 a	3,783,643
Google, Cl. A	21,542 a	8,628,002
		12,411,645
Investment Banking & Brokerage--1.9%
Charles Schwab	280,571	7,294,846
Life & Health Insurance--1.5%
Unum Group	225,225	5,653,148
Life Sciences Tools & Services--3.7%
Pharmaceutical Product Development	248,673	10,282,629
Thermo Fisher Scientific	72,211 a	3,971,605
		14,254,234
Movies & Entertainment--1.0%
Walt Disney	120,593	3,700,999
Multi-Line Insurance--.9%
Assurant	60,727	3,339,985
Oil & Gas Drilling--.8%
Transocean	27,009 a	2,966,668
Oil & Gas Equipment & Services--2.2%
National Oilwell Varco	62,165 a	3,122,548
Schlumberger	69,662	5,439,906
		8,562,454
Oil & Gas Exploration & Production--2.5%
Apache	19,781	2,062,762
Chesapeake Energy	99,671	3,574,202
Ultra Petroleum	70,055 a	3,876,844
		9,513,808
Other Diversified Financial Services--1.0%
JPMorgan Chase & Co.	81,913	3,825,337
Packaged Foods & Meats--3.0%
Dean Foods	195,956 a	4,577,532
Kraft Foods, Cl. A	216,610	7,093,978
		11,671,510
Personal Products--2.7%
Avon Products	175,668	7,302,519
Estee Lauder, Cl. A	59,753	2,982,272
		10,284,791
Pharmaceuticals--5.6%
Abbott Laboratories	133,181	7,668,562
Allergan	96,037	4,945,905
Johnson & Johnson	64,660	4,479,645
Wyeth	127,040	4,692,858
		21,786,970
Railroads--1.7%
Union Pacific	95,095	6,766,960
Semiconductor Equipment--1.9%
KLA-Tencor	75,167	2,379,036
MEMC Electronic Materials	178,399 a	5,041,556
		7,420,592
Semiconductors--4.0%
Altera	256,472	5,303,841
Broadcom, Cl. A	148,455 a	2,765,717
Intel	388,702	7,280,388
		15,349,946
Soft Drinks--1.2%
PepsiCo	64,738	4,613,877

Steel--.5%
Allegheny Technologies	25,984	767,827
Cleveland-Cliffs	19,340	1,023,860
		1,791,687
Systems Software--7.5%
Adobe Systems	116,796 a	4,609,938
Microsoft	749,561	20,005,783
Oracle	238,840 a	4,850,840
		29,466,561
Tobacco--.8%
Philip Morris International	61,160	2,941,796
Total Common Stocks
(cost $401,123,865)		365,103,006

Exchange Traded Funds--1.9%

iShares Russell 1000 Growth Index
Fund	37,666	1,828,684
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	48,956	5,678,406
Total Exchange Traded Funds
(cost $8,173,143)		7,507,090

Other Investment--2.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,946,000)	10,946,000 [b]	10,946,000

Total Investments (cost $420,243,008)	99.1%	383,556,096
Cash and Receivables (Net)	.9%	3,393,446
Net Assets	100.0%	386,949,542

a	Non-income producing security.

b	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $420,243,008.

Net unrealized depreciation on investments was $36,686,912 of which $14,206,620 related to appreciated investment securities and $50,893,532 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	383,556,096		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	383,556,096		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Founders Mid-Cap Growth Fund
September 30, 2008 (Unaudited)

Common Stocks--95.8%	Shares	Value ($)

Aerospace & Defense--3.2%
Alliant Techsystems	65,000 a	6,106,100
Air Freight & Logistics--1.3%
UTi Worldwide	143,000	2,433,860
Apparel Retail--1.0%
Guess?	56,000	1,948,240
Apparel, Accessories & Luxury Goods--5.5%
Coach	126,000 a	3,155,040
Gildan Activewear	273,200 a	6,223,496
Liz Claiborne	71,000	1,166,530
		10,545,066
Application Software--.9%
Nuance Communications	139,000 a	1,694,410
Asset Management & Custody Banks--3.2%
Janus Capital Group	254,419	6,177,293
Automotive Retail--.6%
Advance Auto Parts	29,000	1,150,140
Biotechnology--5.8%
Alexion Pharmaceuticals	46,000 a	1,807,800
BioMarin Pharmaceutical	283,000 a	7,496,670
Martek Biosciences	57,000 a	1,790,940
		11,095,410
Broadcasting--.5%
Discovery Communications, Ser. A	62,000 a	883,500
Commodity Chemicals--.9%
Celanese, Ser. A	60,000	1,674,600
Communications Equipment--.6%
Juniper Networks	51,000 a	1,074,570
Computer & Electronics Retail--2.9%
GameStop, Cl. A	163,000 a	5,576,230
Construction & Engineering--1.1%
Foster Wheeler	59,000 a	2,130,490
Construction, Farm Machinery & Heavy Trucks--3.0%
AGCO	46,000 a	1,960,060
Cummins	56,000	2,448,320
Joy Global	30,000	1,354,200
		5,762,580
Data Processing & Outsourced Services--2.4%
MasterCard, Cl. A	14,000	2,482,620
NeuStar, Cl. A	108,000 a	2,148,120
		4,630,740
Department Stores--1.1%
Kohl's	45,000 a	2,073,600
Electrical Components & Equipment--2.8%
Energy Conversion Devices	56,000 a	3,262,000
GrafTech International	140,000 a	2,115,400
		5,377,400
Electronic Components--.5%
Dolby Laboratories, Cl. A	27,000 a	950,130
Electronic Manufacturing Services--.7%
Trimble Navigation	53,000 a	1,370,580
Fertilizers & Agricultural Chemicals--2.6%
Intrepid Potash	73,904 a	2,227,467
Mosaic	41,000	2,788,820

		5,016,287
Gas Utilities--1.3%
Questar	62,000	2,537,040
General Merchandise Stores--.8%
Family Dollar Stores	64,000	1,516,800
Health Care Equipment--5.2%
Covidien	69,000	3,709,440
Masimo	112,000 a	4,166,400
St. Jude Medical	48,000 a	2,087,520
		9,963,360
Health Care Services--.8%
Emergency Medical Services, Cl. A	50,000 a	1,494,000
Health Care Supplies--.4%
Charles River Laboratories
International	13,000 a	721,890
Home Entertainment Software--1.4%
Electronic Arts	72,000 a	2,663,280
Home Furnishing--.9%
Bed Bath & Beyond	56,000 a	1,758,960
Household Products--1.4%
Energizer Holdings	33,000 a	2,658,150
Industrial Machinery--3.4%
Flowserve	45,000	3,994,650
Middleby	46,000 a	2,498,260
		6,492,910
Internet Software & Services--1.7%
Akamai Technologies	181,000 a	3,156,640
Leisure Products--2.6%
Polaris Industries	109,000	4,958,410
Multi-Line Insurance--3.6%
Assurant	123,000	6,765,000
Oil & Gas Drilling--1.4%
Noble	59,000	2,590,100
Oil & Gas Equipment & Services--6.2%
Cameron International	74,000 a	2,851,960
National Oilwell Varco	77,000 a	3,867,710
Smith International	25,082	1,470,808
Weatherford International	135,000 a	3,393,900
		11,584,378
Oil & Gas Exploration & Production--2.0%
Arena Resources	57,000 a	2,214,450
Southwestern Energy	53,000 a	1,618,620
		3,833,070
Packaged Foods & Meats--.7%
Cadbury, ADR	32,000	1,310,080
Personal Products--1.4%
Estee Lauder, Cl. A	52,000	2,595,320
Pharmaceuticals--2.9%
Alpharma, Cl. A	69,000 a	2,545,410
Shire, ADR	62,000	2,960,500
		5,505,910
Restaurants--1.0%
Yum! Brands	59,000	1,923,990
Semiconductor Equipment--1.9%
ASML Holding (NY Shares)	49,111	864,845
MEMC Electronic Materials	94,000 a	2,656,440
		3,521,285
Semiconductors--3.7%
Atmel	527,000 a	1,786,530
Broadcom, Cl. A	120,000 a	2,235,600

Microsemi	120,000 a	3,057,600
		7,079,730
Specialized Finance--2.1%
IntercontinentalExchange	50,000 a	4,034,000
Systems Software--3.0%
BMC Software	63,000 a	1,803,690
McAfee	116,000 a	3,939,360
		5,743,050
Thrifts & Mortgage Finance--.5%
Hudson City Bancorp	53,000	977,850
Wireless Telecommunication Services--4.9%
American Tower, Cl. A	82,050 a	2,951,339
Metropcs Communications	61,000 a	853,390
NII Holdings	145,000 a	5,498,400
		9,303,129
Total Common Stocks
(cost $222,265,414)		182,359,558

Other Investment--4.9%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,271,000)	9,271,000 [b]	9,271,000
Total Investments (cost $231,536,414)	100.7%	191,630,558
Liabilities, Less Cash and Receivables	(.7%)	(1,355,803)
Net Assets	100.0%	190,274,755

ADR - American Depository Receipts

a	Non-income producing security.

b	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $231,536,414.

Net unrealized depreciation on investments was $39,905,856 of which $3,838,827 related to appreciated investment securities and $43,744,683 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	191,630,558		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	191,630,558		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Founders Passport Fund
September 30, 2008 (Unaudited)

Common Stocks--95.1%	Shares	Value ($)

Australia--5.5%
Australian Worldwide Exploration	87,391 a	180,592
CFS Retail Property Trust	226,570	412,196
Computershare	59,628	448,257
Flight Centre	26,445	407,151
Goodman Fielder	421,470	471,924
Incitec Pivot	54,910 a	226,742
PanAust	319,124 a	144,245
Sims Group	12,360	286,802
Sonic Healthcare	13,336	140,011
		2,717,920
Belgium--3.1%
Ackermans & van Haaren	3,664	333,074
Bekaert	2,100	280,676
Colruyt	879	219,383
Mobistar	5,075	355,356
Tessenderlo Chemie	7,425	372,825
		1,561,314
Canada--5.5%
Cogeco Cable	12,330	461,796
Crescent Point Energy Trust	12,862	376,068
Emera	17,760	353,364
Laurentian Bank of Canada	10,210	364,643
Oilexco	20,720 a	203,500
Petrobank Energy & Resources	4,010 a	152,071
Solana Resources	50,290 a	172,517
Thompson Creek Metals	14,583 a	135,139
Trinidad Drilling	17,770	164,506
Westjet Airlines	22,530 a	248,804
Yamana Gold	11,849	98,702
		2,731,110
Finland--1.7%
Konecranes	14,470	349,422
Orion, Cl. B	9,069	153,538
Tietoenator	10,090	149,540
Wartsila	4,550	193,322
		845,822
France--9.4%
Arkema	3,930	144,312
Cap Gemini	9,004	428,318
Casino Guichard Perrachon	3,760	337,057
CNP Assurances	4,600	519,468
Fonciere des Regions	1,998	208,468
Havas	97,088	308,370
Ipsen	3,957	178,191
Ipsos	7,540	221,373
Publicis Groupe	16,560	521,181
Rallye	6,140	180,538
SEB	4,550	201,472
Technip	4,440	249,388
Teleperformance	4,264	119,070
Unibail-Rodamco	2,620	533,664
Vallourec	1,494	324,892
Wendel	2,232	178,838
		4,654,600
Germany--6.3%
Adidas	2,880	154,652
Demag Cranes	8,140	324,230
Deutsche Euroshop	10,299	334,008
Deutsche Lufthansa	8,661	170,343
Hannover Rueckversicherung	10,442	380,623

K+S	1,332	93,212
Kloeckner & Co.	3,612	83,011
KUKA	12,779	313,846
Lanxess	9,520	263,045
MAN	3,070	206,192
MTU Aero Engines Holding	8,630	239,453
Salzgitter	2,408	243,217
Software	2,710	154,364
Wincor Nixdorf	2,680	158,390
		3,118,586
Greece--1.5%
Alapis Holding Industrial	149,876	317,691
Folli-Follie	14,420	209,961
Sarantis	17,070	191,213
		718,865
Hong Kong--2.4%
Champion Real Estate Investment Trust	515,000	211,976
Chaoda Modern Agriculture	254,000	213,111
China Agri-Industries Holdings	502,000 a	263,694
Hysan Development	113,000	293,941
Neo-China Land Group Holdings	493,500 b	130,929
Peace Mark Holdings	586,000 b	64,150
		1,177,801
Ireland--.8%
DCC	8,929	174,324
Paddy Power	11,498	198,001
		372,325
Italy--4.8%
ACEA	13,526	194,884
Banca Popolare di Milano Scarl	41,339	355,387
Benetton Group	30,075	280,918
Buzzi Unicem	12,604	191,270
Prysmian	21,990	435,102
Recordati	42,660	262,205
Terna Rete Elettrica Nazionale	99,202	362,719
Unipol Gruppo Finanziario	126,292	272,641
		2,355,126
Japan--16.7%
Air Water	26,400	266,012
Chiyoda	12,100	165,515
F.C.C.	26,300	352,580
Ferrotec	9,100	150,125
Hisamitsu Pharmaceutical	10,400	451,529
Hitachi Capital	13,700	166,909
Hogy Medical	5,592	256,829
Hosiden	12,100	173,139
IT Holdings	14,000 a	204,369
Japan Aviation Electronics Industry	23,000	107,214
Keihin	25,600	300,552
Kinden	30,000	284,161
Kuroda Electric	39,400	366,483
Matsumotokiyoshi Holdings	14,700	281,331
Mitsubishi UFJ Lease & Finance	7,640	252,564
NET One Systems	160	228,111
Nihon Unisys	20,900	261,308
Nippon Sheet Glass	39,000	201,267
Nippon Synthetic Chemical Industry	47,900	152,327
Nomura Real Estate Holdings	13,400	320,036
NSD	20,200	166,043
Ohara	13,400	142,259
Onward Holdings	35,000	364,008
Sanyo Shokai	34,000	176,339
Shimachu	7,900	178,917
SKY Perfect JSAT Holdings	753	289,622
Star Micronics	17,600	184,112
Suruga Bank	22,000	252,299

Suzuken	8,200	249,048
Tadano	17,000	105,982
Toho Pharmaceutical	15,700	221,099
Tosoh	61,000	180,470
Toyo Engineering	73,000	308,421
Ube Industries	70,000	187,044
Yamaguchi Financial Group	28,000	336,596
		8,284,620
Netherlands--3.1%
Core Laboratories	1,970	199,600
Fugro	4,210	248,820
Gemalto	8,395 a	303,589
Imtech	11,312	232,244
Koninklijke BAM Groep	18,507	240,042
Koninklijke DSM	6,920	325,800
		1,550,095
Norway--.3%
Ementor	30,600 a	130,835

Singapore--1.0%
CapitaCommercial Trust	203,000	187,888
Noble Group	150,000	141,450
Singapore Petroleum	37,000	120,750
Straits Asia Resources	81,000	85,969
		536,057
South Korea--2.9%
CJ Home Shopping	6,055	347,669
Daegu Bank	16,480	147,791
Honam Petrochemical	2,698	155,591
Korea Zinc	1,472	119,052
LG Fashion	12,870	298,147
LG Telecom	18,630	155,767
Yuhan	1,280	229,891
		1,453,908
Spain--4.8%
Corporacion Financiera Alba	6,461	267,115
Enagas	11,382	245,144
Laboratorios Almirall	18,511	170,524
Mapfre	96,410	421,662
Prosegur CIA de Seguridad	9,670	337,375
Tubacex	32,830	208,038
Union Fenosa	28,968	709,324
		2,359,182
Sweden--2.0%
Castellum	18,500	162,051
Elekta, Cl. B	8,200	140,215
NCC, Cl. B	17,500	173,434
Peab	46,300	247,576
SAAB, Cl. B	18,700	287,597
		1,010,873
Switzerland--6.0%
Adecco	10,993	480,462
Clariant	34,432 a	335,177
Holcim	2,233	163,434
Kuoni Reisen Holding	1,075	414,671
Lonza Group	3,098	385,396
Petroplus Holdings	4,180 a	160,270
PSP Swiss Property	6,050 a	349,090
Syngenta	1,788	379,749
Synthes	2,292	316,671
		2,984,920
United Kingdom--17.3%
Aegis Group	152,535	253,285

Aggreko	24,270	235,694
Amlin	49,620	280,288
Ashtead Group	183,310	219,734
Atkins	23,420	305,392
Aveva Group	13,818	282,799
Balfour Beatty	67,310	362,073
Beazley Group	114,970	245,229
Brit Insurance Holdings	56,390	182,439
British Energy Group	20,827	282,140
Charter	20,380	227,766
Close Brothers Group	24,487	246,103
COLT Telecom Group	71,896 a	130,292
Cookson Group	43,856	369,804
Croda International	24,150	264,385
Dana Petroleum	16,662 a	355,950
Davis Service Group	31,280	150,040
Greene King	39,870	327,760
Hiscox	54,400	237,807
Interserve	37,907	204,958
Jardine Lloyd Thompson Group	32,528	259,072
John Wood Group	39,945	243,026
Keller Group	14,713	176,212
Mondi	37,415	174,483
N. Brown Group	67,449	267,505
Petrofac	24,540	255,186
QinetiQ	76,210	281,752
Sage Group	53,750	187,089
Spectris	23,706	284,169
Spirent Communications	89,408	107,991
Stagecoach Group	51,195	233,474
Thomas Cook Group	99,850	394,421
Tui Travel	67,187	257,964
Vedanta Resources	7,199	149,441
WSP Group	22,100	131,858
		8,567,581
Total Common Stocks
(cost $59,575,259)		47,131,540

Preferred Stocks--.9%

Germany
Fresenius
(cost $332,859)	5,990	432,314

Total Investments (cost $59,908,118)	96.0%	47,563,854
Cash and Receivables (Net)	4.0%	1,970,241
Net Assets	100.0%	49,534,095

a	Non-income producing security.

b	Illiquid securities. At the period end, the value of these securities amounted to $195,079 or 0.4% of net assets. The valuation of these securities has been determined in good faith under the Board of Directors.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $59,908,118. Net unrealized depreciation on investments was $12,344,264 of which $959,968 related to appreciated investment securities and $13,304,232 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
September 30, 2008 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2008 ($)

Financial Futures Long
MSCI Pan Euro	32	788,435	December 2008	(24,760)
Topix	2	204,251	December 2008	(11,920)
				(36,680)

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 9/30/2008 ($)

Sell:
Japanese Yen,
Expiring 10/01/2008	(27,918,588)	264,531	262,541	1,990

Total				1,990

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	4,334,760	(36,680)

Level 2 - Other Significant Observable Inputs	43,034,016	1,990

Level 3 - Significant Unobservable Inputs	195,079	0

Total	47,563,854	(34,690)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities ($)

Balance as of 12/31/2007	0

Realized gain (loss)	0

Change in unrealized appreciation	(239,857)
(depreciation)

Net purchases (sales)	0

Transfers in and/or out of Level 3	434,936

Balance as of 9/30/2008	195,079

STATEMENT OF INVESTMENTS
Dreyfus Founders Worldwide Growth Fund
September 30, 2008 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)

Australia--2.1%
BHP Billiton	24,292	623,963
Computershare	13,592	102,179
Sonic Healthcare	9,780	102,677
		828,819
Austria--.3%
Raiffeisen International Bank Holding	1,595	115,949
Belgium--.7%
Colruyt	1,074	268,051
Canada--4.2%
Barrick Gold	3,680	134,783
Bombardier, Cl. B	33,670	182,907
Canadian Natural Resources	2,612	179,207
EnCana	5,710	364,710
Ensign Energy Services	6,020	94,374
Fairfax Financial Holdings	524	172,134
BASF	3,579	171,502
Bayer	4,250	309,883
Deutsche Telekom	7,227	110,890
E.ON	5,350	270,903
Kloeckner & Co.	2,571	59,087
Linde	1,191	127,706
MAN	1,980	132,984
RWE	1,212	116,517
Salzgitter	790	79,793
SAP	3,820	205,097
Siemens	2,090	196,128
		1,922,254
Hong Kong--1.3%
Esprit Holdings	34,000	208,900
Hang Seng Bank	7,500	140,068
Hutchison Whampoa	21,000	159,872
		508,840
Ireland--.4%
Kerry Group, Cl. A	5,383	157,604
Italy--1.0%
ACEA	6,978	100,540
Prysmian	10,106	199,961
Snam Rete Gas	17,930	107,789
		408,290
Japan--8.5%
Canon	2,800	104,699
Daihatsu Motor	20,000	217,757
Fujitsu	27,000	150,854
INPEX Corporation	14	121,273
Isuzu Motors	49,000	135,384
JFE Holdings	2,900	90,222
KDDI	41	229,675
Konica Minolta Holdings	9,500	109,516
Marubeni	23,000	103,921
Matsushita Electric Industrial	8,000	138,860
Mitsubishi	9,100	189,395
Mitsubishi Electric	16,000	107,827
Mitsubishi Tanabe Pharma	9,000	124,228
Mitsubishi UFJ Financial Group	24,600	213,279
Nikon	5,000	118,870
Nintendo	300	124,903
Nippon Sheet Glass	37,000	190,946
Nippon Yusen	23,000	149,216
Sony	4,500	139,186
Sumitomo Electric Industries	13,200	143,565
Tokio Marine Holdings	5,300	192,356
Tsumura & Co.	5,700	144,435
Yamaguchi Financial Group	12,000	144,255
		3,384,622

Luxembourg--.4%
ArcelorMittal	2,910	145,650
Netherlands--1.5%
European Aeronautic Defence and Space	5,874	101,620
Imtech	4,946	101,545
ING Groep	8,163	177,546
Koninklijke BAM Groep	6,196	80,364
Koninklijke DSM	2,730	128,531
		589,606
Norway--.9%
StatoilHydro	6,750	160,987
Telenor	7,680	94,464
Yara International	2,940	103,254
		358,705
Spain--1.4%
Banco Santander	7,483	113,258
Telefonica	18,320	437,884
		551,142
Sweden--.9%
Alfa Laval	13,000	134,640
Nordea Bank	18,600	223,295
		357,935
Switzerland--4.5%
Credit Suisse Group	3,360	160,017
Lonza Group	970	120,669
Nestle	17,350	750,624
Novartis	5,518	288,698
Roche Holding	3,167	493,826
		1,813,834
United Kingdom--10.3%
Anglo American	2,810	93,928
AstraZeneca	11,269	492,778
Aveva Group	6,594	134,953
Barclays	32,680	198,494
British American Tobacco	11,897	388,680
Charter	9,760	109,077
Cookson Group	10,957	92,392
Dana Petroleum	4,047 a	86,456
Greene King	11,790	96,922
HSBC Holdings	8,190	132,616
Imperial Tobacco Group	15,900	510,779
Rexam	15,550	109,080
Royal Dutch Shell, Cl. B	5,190	147,216
Scottish & Southern Energy	7,010	178,177
Stagecoach Group	31,011	141,425
Standard Chartered	8,790	213,480
Standard Life	31,930	138,029
Tesco	25,690	178,634
Thomas Cook Group	22,070	87,180
Vodafone Group	59,260	130,898
WPP Group	37,650	305,502
Xstrata	4,646	143,793
		4,110,489
United States--49.5%
Abbott Laboratories	12,151	699,655
Adobe Systems	12,390 a	489,033
Agilent Technologies	13,593 a	403,168
Akamai Technologies	10,405 a	181,463
Allegheny Technologies	2,746	81,144
Amazon.com	4,662 a	339,207
Apollo Group, Cl. A	1,871 a	110,950
Apple	7,934 a	901,778
Assurant	6,231	342,705
Autodesk	5,630 a	188,887
Avon Products	16,156	671,605
Best Buy	12,774	479,025
BioMarin Pharmaceutical	24,289 a	643,416
Broadcom, Cl. A	9,414 a	175,383
Chevron	5,887	485,560

Cisco Systems	4,468 a	100,798
CVS Caremark	10,031	337,643
Dean Foods	21,812 a	509,528
Deere & Co.	3,572	176,814
Dover	9,936	402,905
Electronic Arts	10,988 a	406,446
EMC	43,393 a	518,980
Energy Conversion Devices	6,083 a	354,335
Estee Lauder, Cl. A	6,131	305,998
Exxon Mobil	5,999	465,882
Freeport-McMoRan Copper & Gold	3,013	171,289
GameStop, Cl. A	11,776 a	402,857
Gap	29,003	515,673
Gilead Sciences	3,745 a	170,697
Google, Cl. A	652 a	261,139
Hess	2,042	167,607
Home Depot	21,515	557,023
Janus Capital Group	14,550	353,274
JPMorgan Chase & Co.	9,437	440,708
KLA-Tencor	8,278	261,999
Kraft Foods, Cl. A	23,262	761,831
Limited Brands	23,236	402,448
MEMC Electronic Materials	6,790 a	191,885
Microsoft	22,152	591,237
National Oilwell Varco	3,358 a	168,672
Nordstrom	6,300	181,566
Oracle	14,628 a	297,095
Pharmaceutical Product Development	7,549	312,151
Precision Castparts	1,902	149,840
QUALCOMM	11,424	490,889
Schlumberger	2,715	212,014
Thermo Fisher Scientific	7,677 a	422,235
Union Pacific	10,066	716,297
Unum Group	23,705	594,996
Verizon Communications	7,472	239,776
Visa, Cl. A	3,728	228,862
Wal-Mart Stores	12,104	724,909
		19,761,277
Total Common Stocks
(cost $45,572,983)		38,985,297

Preferred Stocks--.6%

Germany
Fresenius
(cost $203,104)	3,293	237,664

Total Investments (cost $45,776,087)	98.3%	39,222,961
Cash and Receivables (Net)	1.7%	682,645
Net Assets	100.0%	39,905,606

a Non-income producing security.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $45,776,087.

Net unrealized depreciation on investments was $6,553,126 of which $968,754 related to appreciated investment securities and $7,521,880 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At September 30, 2008, the fund held the following forward foreign currency exchange contract:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contract	Currency Amount	Cost	Value ($)	at 9/30/2008 ($)

Sales:
Euro, expiring 10/01/2008	19,614	28,207	27,609	(598)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	22,714,228		0

Level 2 - Other Significant Observable Inputs	16,508,733		(598)

Level 3 - Significant Unobservable Inputs	0		0

Total	39,222,961		(598)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures

(a) Based on an evaluation of the Disclosure Controls and Procedures of Dreyfus Founders Funds, Inc. (the “Funds”) as of a date within 90 days of the filing date of this report, the Funds’ Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) have concluded that the Funds’ Disclosure Controls and Procedures provide reasonable assurance that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and that information required to be disclosed in the report is accumulated and communicated to the Funds’ management, including the Funds’ PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended September 30, 2008, there was no change in the Funds’ internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 3. Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FOUNDERS FUNDS, INC.

By:	/s/J. David Officer
J. David Officer, President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/J. David Officer
J. David Officer, Principal Executive Officer

Date:	November 17, 2008

By:	/s/Steven M. Anderson
Steven M. Anderson, Principal Financial Officer

Date:	November 17, 2008

3